LIABILITIES AND DEBT (Details Narrative) - USD ($)						1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024	Jun. 21, 2023	Dec. 29, 2022	Sep. 29, 2022	Apr. 08, 2022	May 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Aug. 31, 2023	Feb. 15, 2023	Dec. 31, 2021
Estimated penalties associated with accrued payroll taxes																				$ 535,000
Shares of common stock owned per agreement																				4
Interest expense																				$ 0	$ 573,455
Repayment of debt																		$ 2,484,248	$ 8,840,092	$ 10,129,811	7,350,276
Exercise price per share																				$ 471.50			$ 6,562.50
Number of share of common stock												1								25,543
Loss on extinguishment of debt																			(689,100)	$ (716,517)
Derivative liability											$ 0										0
Promissory note payable, net											9,000,000					$ 4,730,740		4,730,740		4,884,592	9,000,000
Fair value per share								$ 210.00
Convertible debt																100,000		100,000		100,000
Accrued liabilities											668,714					733,865		733,865		617,374	668,714
Payment for promissory note payable						$ 500,000
Convertible Debt [Member]
Number of share of common stock										2,200
Bailey [Member]
Principal amount																3,500,000		3,500,000		3,500,000
Promissory note payable, net											3,500,000									3,500,000	3,500,000
Target Capital 1 L L C [Member] | Convertible Debt [Member]
Principal amount	$ 250,000
Repayment of debt						$ 300,000
Number of share of common stock						1,000
Maturity date	Apr. 30, 2025
Principal and interest payment	$ 50,000
Accrued liabilities																141,000		141,000
Gynger Inc [Member]
Debt conversion shares issued						2,120
Debt conversion amount						$ 313,816
Convertible Debt [Member]
Unamortized debt discount											1,378,200										1,378,200
Amortization of debt discount																				1,220,830	6,506,384
Loss on extinguishment of debt																				157,370
Long term debt, gross											4,100,000									100,000	4,100,000
Merchant cash advances, net											2,721,800									100,000	2,721,800
Note Warrant [Member]
Loan fees and discounts from warrants were amortized to interest expense																					12,500
Loan fees and discounts from warrants unamortized balance																				0	0
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Debt conversion shares issued		5,761
Fair value per share		$ 1,000
Venture Debt [Member] | Securities Purchase Agreement With Black Oak Capital [Member] | Series Convertible Preferred Stock [Member]
Debt conversion shares issued				6,300
Convertible Debt 2020 Regulation Cf Offering [Member]
Outstanding principal and accrued interest upon closing of IPO											100,000									100,000	100,000
Convertible Promissory Notes April 2022 [Member] | Securities Purchase Agreement [Member]
Principal amount					$ 3,068,750
Original issue discount					613,750
Net proceeds					2,313,750
Unamortized debt discount					$ 755,000
Repayment of debt													$ 3,068,750
Number of warrants issued to purchase common stock					252
Exercise price per share					$ 6,100
Debt discount for the fair value of the warrants					$ 98,241
Convertible Promissory Notes July 2022 [Member] | Securities Purchase Agreement [Member]
Principal amount																				1,875,000
Original issue discount																				375,000
Net proceeds																				$ 1,450,000
Repayment of debt											1,875,000
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs																				20.00%
Derivative liability																				$ 559,957
Repayments of additional amount of debt											416,923
Convertible Promissory Notes July 20, 2022 [Member] | Securities Purchase Agreement [Member]
Number of warrants issued to purchase common stock																				822
Exercise price per share																				$ 760.00
Convertible Promissory Notes July 28, 2022 [Member] | Securities Purchase Agreement [Member]
Number of warrants issued to purchase common stock																				553
Exercise price per share																				$ 565.00
July 2022 Year [Member] | Securities Purchase Agreement [Member]
Debt discount for the fair value of the warrants																				$ 692,299
Convertible Promissory Notes December 2022 [Member] | Securities Purchase Agreement [Member]
Principal amount			$ 4,000,000
Original issue discount			800,000
Net proceeds			$ 3,000,000
Unamortized debt discount																				$ 1,378,200
Repayment of debt									$ 4,000,000
Number of warrants issued to purchase common stock																				9,390
Exercise price per share																				$ 213
Debt discount for the fair value of the warrants																				$ 428,200
Increased percentage of face value of the notes, if notes are not repaid in full by the maturity date or if any other event of default occurs			120.00%																	120.00%
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs			20.00%
Number of share of common stock																				1,200
Amortization of debt discount									1,220,830
Loss on extinguishment of debt									$ 157,370
Second Paycheck Protection Program [Member] | Bailey [Member]
Debt instrument, forgiveness														$ 1,347,050
First Paycheck Protection Program [Member] | Bailey [Member]
Debt instrument, forgiveness														$ 413,705
Paycheck Protection Program Cares Act [Member] | Bailey [Member]
Long term debt, gross											933,295					933,295		933,295		$ 933,295	933,295
Merchant Advances [Member]
Unamortized debt discount																550,183		550,183		$ 1,966,881
Exercise price per share																				$ 6,562.50
Loss on extinguishment of debt																				$ 559,147
Long term debt, gross											896,334					2,347,564		2,347,564		2,960,946	896,334
Merchant cash advances, net											896,334					1,797,381		1,797,381		994,065	896,334
Net proceeds																				2,452,923
Repayments of debt																		1,547,182		4,518,512
Interest expense																		1,781,972		$ 1,247,403
Warrants issued																				122
Merchant Advances [Member] | Forecast [Member]
Unamortized debt discount																						$ 1,966,881
Merchant Advance From Shopify Capital [Member]
Proceeds from debt																				$ 690,000
Repayments																3,850				658,718
Secured debt																12,832		12,832		149,898
Merchant Advances From Gynger Inc [Member]
Proceeds from debt																				312,938
Secured debt																				273,188
Promissory Note Payable [Member]
Promissory note payable, net																3,500,000		3,500,000		3,500,000
Promissory Note Payable [Member] | Bailey [Member]
Principal amount											3,500,000									3,500,000	3,500,000
Promissory Note Payable [Member] | Notes Payable to Banks [Member]
Interest expense																105,000	$ 105,000	315,000	$ 315,000	$ 420,000	420,000
Promissory note, annual interest rate																				12.00%
Sundry Note [Member]
Interest expense																				$ 259,177
Promissory note, annual interest rate																								8.00%
Promissory note payable, net											5,500,000										5,500,000
Sundry Note [Member] | Securities Purchase Agreement [Member]
Cancellation of principal amount																				5,500,000
Accrued interest converted																				259,177
Sundry Note [Member] | Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Debt conversion shares issued		5,761
Fair value per share		$ 1,000
March 2023 Notes [Member]
Principal amount								$ 7,500,000								1,230,740		1,230,740		1,730,740
Original issue discount								608,750
Unamortized debt discount																				346,148
Amortization of debt discount																				608,750
Promissory note payable, net								2,458,750												1,730,740
Net proceeds								$ 1,850,000
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount								50.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of greater than the threshold amount								100.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount								20.00%
Repayments of principal							$ 1,247,232
Original issue discount								$ 608,750
Maturity date								September 30, 2023
March 2023 Notes [Member] | Maximum [Member]
Principal amount								$ 7,500,000
March 2023 Notes [Member]
Amortization of debt discount							608,750
Promissory note payable, net																				519,222
Net proceeds								1,850,000
Debt instrument, threshold amount of debt								$ 7,500,000												$ 7,500,000
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount								50.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of greater than the threshold amount								100.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount																				20.00%
Repayments of principal							$ 1,247,232
Secured Debt [Member] | Venture Debt [Member]
Maximum borrowing capacity															$ 237,500										$ 6,001,755
Loan fees															$ 12,500
Secured Debt [Member] | Venture Debt [Member] | Series Convertible Preferred Stock [Member] | Follow On Public Offering [Member]
Debt conversion price				$ 1,000
Secured Debt [Member] | Amended Venture Debt [Member] | Secondary Follow On Public Offering Prior To September 302021 [Member]
Loan payment				$ 6,251,755
Accrued interest				$ 48,245
Secured Debt [Member] | Amended Venture Debt [Member] | Secondary Follow On Public Offering After September 302021 [Member]
Loan payment																				$ 269,870	$ 269,870